Other equity - Summary of Foreign Currency Translation Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	₨ 118,400		₨ 126,373	₨ 64,745
Ending balance	121,697	$ 1,460	118,400	126,373
Reserve of exchange differences on translation
Disclosure Of Detailed Information About Reserve Of Exchange Differences On Translation Of Equity [Line Items]
Beginning balance	547		201	10
Exchange differences on translation of foreign operations	(68)		345	191
Allocation of other equity to non controlling interest	(5)		1
Ending balance	₨ 474	$ 6	₨ 547	₨ 201